Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$249,569	$181,505	$—	$—	$431,074
Interest Revenue	682	8,168	—	—	8,850
Intersegment Revenue (2)	4,727	—	—	(4,727)	—
Total Revenue	$254,978	$189,673	$—	$(4,727)	$439,924
Adjusted EBITDA	$56,511	$82,413	$(19,918)	$—	$119,006

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$222,533	$169,714	$—	$—	$392,247
Interest Revenue	726	9,365	—	—	10,091
Intersegment Revenue (2)	2,439	—	—	(2,439)	—
Total Revenue	$225,698	$179,079	$—	$(2,439)	$402,338
Adjusted EBITDA	$55,769	$77,211	$(19,949)	$—	$113,031

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$476,236	$363,101	$—	$—	$839,337
Interest Revenue	1,300	17,025	—	—	18,325
Intersegment Revenue (2)	8,840	4	—	(8,844)	—
Total Revenue	$486,376	$380,130	$—	$(8,844)	$857,662
Adjusted EBITDA	$105,689	$165,687	$(40,454)	$—	$230,922

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$428,895	$343,659	$—	$—	$772,554
Interest Revenue	765	16,868	—	—	17,633
Intersegment Revenue (2)	4,559	—	—	(4,559)	—
Total Revenue	$434,219	$360,527	$—	$(4,559)	$790,187
Adjusted EBITDA	$108,105	$156,420	$(43,679)	$—	$220,846
(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Segments Adjusted EBITDA	$138,924	$132,980	$271,376	$264,525
Corporate costs	(19,918)	(19,949)	(40,454)	(43,679)
Depreciation and amortization	(68,630)	(66,425)	(136,940)	(129,972)
Share-based compensation	(12,966)	(10,907)	(22,325)	(18,123)
Restructuring and other costs	(728)	(1,340)	(1,180)	(3,330)
Impairment expense on goodwill and intangible assets	(23)	(193)	(676)	(275)
Other income, net	4,397	7,376	16,752	9,923
Loss on disposal of subsidiaries and other assets, net	(144)	—	(321)	—
Interest expense, net	(37,135)	(36,762)	(72,100)	(74,218)
Income before taxes	$3,777	$4,780	$14,132	$4,851